Personnel expenses	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Personnel expenses
20.	Personnel expenses
Personnel expenses consist of the following:

	Year ended December 31,
	2022	2021	2020
	(Euros in thousands)

Wages and salaries
Research and development expenses	(33,694)	(21,993)	(15,277)
General and administrative expenses	(9,230)	(7,105)	(6,968)

Total Wages and salaries	(42,924)	(29,098)	(22,245)
Other employee benefits
Research and development expenses	(5,662)	(3,550)	(2,624)
General and administrative expenses	(2,049)	(1,536)	(1,015)

Total other employee benefits	(7,711)	(5,086)	(3,639)
Share-based compensation expenses
Research and development expenses	(12,925)	(15,564)	(14,546)
General and administrative expenses	(9,645)	(10,839)	(10,973)

Total share-based compensation expenses	(22,570)	(26,403)	(25,519)

Total	(73,205)	(60,587)	(51,403)

Other employee benefit expenses include employee retirement fund contributions, health insurance, and statutory social expenses. Immatics US Inc. sponsors a defined contribution retirement plan for employees in the United States. During 2022, 2021 and 2020, total Group contributions to the defined contribution plan amounted to €0.9 million, €0.2 million and €0.2 million, respectively.
For the year ended December 31, 2022, 2021 and 2020, other employee benefits also include employee health insurance costs amounting to €0.8 million, €0.6 million and €0.4 million for Immatics US Inc., statutory social expenses amounting to €3.2 million, €2.4 million and €1.7 million for our German operations and other miscellaneous expenses amounting to €0.1 million, €0.1 million and €0.1 million, respectively.